GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per share calculation:
Numerator - Net income available to common shareholders									$ 10,306	$ 10,242	$ 9,611
Denominator - Weighted average common shares outstanding	4,771,648	4,808,352	4,853,265	4,897,245	4,909,910	4,934,815	4,977,506	5,017,789	4,832,217	4,963,826	5,110,849
Net income per common share available to common shareholders	$ 0.48	$ 0.57	$ 0.56	$ 0.53	$ 0.54	$ 0.55	$ 0.52	$ 0.45	$ 2.13	$ 2.06	$ 1.88